Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Summary of inventories

	As of	As of
	December 31,	December 31,
	2021	2020
Raw materials	$18,402	$13,004
Work in-progress	5,138	3,712
Finished products	5,400	4,110
Total inventories at the lower of cost and net realizable value	$28,940	$20,826